Intangible assets - Impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2015
Disclosure of information for cash-generating units
Goodwill	£ 8,202	£ 8,317
North America
Disclosure of information for cash-generating units
Goodwill	£ 3,230	£ 3,247
Terminal growth rate	2.10%	2.00%
Discount rate (pre tax)	7.40%	7.90%
EMEA & LatAm
Disclosure of information for cash-generating units
Goodwill	£ 2,827	£ 2,926
Terminal growth rate	2.70%	2.60%
Discount rate (pre tax)	11.20%	13.20%
APAC
Disclosure of information for cash-generating units
Goodwill	£ 2,145	£ 2,144
Terminal growth rate	2.30%	2.40%
Discount rate (pre tax)	9.40%	10.20%
Novartis consumer healthcare business merger
Disclosure of information for cash-generating units
Goodwill recognised				£ 2,600
Pfizer consumer healthcare business merger
Disclosure of information for cash-generating units
Goodwill recognised			£ 5,600